Discontinued Operations - Additional Information (Detail) (Structured settlements, USD $)			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 25, 2013 Subsequent Event
Discontinued Operations [Line Items]
Sale of its structured settlement business			$ 12,000,000
Carrying value of fixed assets sold	15,000	30,000	7,000
Recognized a gain on structured settlement assets			$ 11,300,000